Financial Instruments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) day	Dec. 31, 2022 CAD ($) day	Oct. 29, 2021 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains on cash flow hedges, net of tax	$ 5,300,000	$ 3,000,000.0
Maximum amount of credit risk exposure	$ 2,407,300,000	$ 2,031,100,000
Number of internal target days of revenue in trade receivables | day	59	62
Adjustments in net income resulting from 1% changes in interest rate	$ 3,000,000.0	$ 2,000,000.0
Additional revolving credit facilities amount			$ 600,000,000
Adjustments in net income resulting from 0.5% changes in interest rate	4,000,000.0	5,400,000
Total Return Swap On Share-Based Compensation Units
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains on change in fair value of derivatives	7,400,000
PSUs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Adjustments in net income resulting from 10% changes in interest rate	3,600,000	1,200,000
Revolving credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of revolving credit facility	800,000,000		$ 800,000,000
Unused capacity of the facility	718,100,000	223,600,000
Credit Facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unused capacity of the facility	$ 732,700,000	231,800,000
Total Return Swap On Share-Based Compensation Units
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized loss on forward contract		1,200,000
Interest Rate Swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate swap agreement, amount	160,000,000.0
Reclassification adjustments on cash flow hedges, before tax	$ 2,000,000.0
Unrealized gain on interest rate swap		4,300,000
Gains on cash flow hedges, net of tax		3,300,000
Cash flow hedges | RSUs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reclassification adjustments on cash flow hedges, before tax	8,100,000	(3,000,000.0)
Unrealized gain on interest rate swap	5,100,000	400,000
Gains on cash flow hedges, net of tax	$ 3,900,000	$ 300,000
Cash flow hedges | Total Return Swap On Share-Based Compensation Units
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate swap agreement, amount	22,200,000